Maturity analysis of financial liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	[1]	$ 11,100	$ 6,600
Payables from securities financing transactions, undiscounted cash flows	[1]	6,300	7,800
Cash collateral payables on derivative instruments, undiscounted cash flows	[1]	37,300	31,400
Customer deposits, undiscounted cash flows	[1]	524,900	448,900
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	148,500	122,700
Other financial liabilities measured at amortized cost, undiscounted cash flows	[1]	8,900	9,000
of which: lease liabilities, undiscounted cash flow	[1]	4,500	4,600
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	737,100	626,400
Financial liabilities at fair value held for trading	[1],[3],[4]	33,595	30,591
Derivative financial instruments	[1],[3],[5],[6]	161,102	120,880
Brokerage payables designated at fair value, undiscounted cash flows	[1]	38,700	37,200
Debt issued designated at fair value, undiscounted cash flows	[1],[7]	64,500	68,500
Other financial liabilities designated at fair value, undiscounted cash flows	[1]	30,900	36,100
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	[1]	328,800	293,300
Total financial liabilities, undiscounted cash flows	[1]	1,065,900	919,800
Guarantees, commitments and forward starting transactions
Loan commitments	[8]	41,400	27,500
Guarantees		17,500	19,100
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	[8]	3,200	1,700
Total		62,200	48,300
Trading portfolio liabilities contractually due within one month		32,600	30,000
Trading portfolio liabilities contractually due between one month and one year		1,000	600
Trading portfolio liabilities contractually due between 1 and 5 years		0	0
Measured At Fair Value [Member]
Guarantees, commitments and forward starting transactions
Loan commitments and forward starting reverse repurchase agreements classified as derivatives		32	0
Due within 1 month
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	[1]	6,100	5,400
Payables from securities financing transactions, undiscounted cash flows	[1]	5,600	7,400
Cash collateral payables on derivative instruments, undiscounted cash flows	[1]	37,300	31,400
Customer deposits, undiscounted cash flows	[1]	512,800	423,000
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	9,000	4,500
Other financial liabilities measured at amortized cost, undiscounted cash flows	[1]	4,500	4,500
of which: lease liabilities, undiscounted cash flow	[1]	100	100
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	575,300	476,100
Financial liabilities at fair value held for trading	[1],[3],[4]	33,600	30,600
Derivative financial instruments	[1],[3],[6]	161,100	120,900
Brokerage payables designated at fair value, undiscounted cash flows	[1]	38,700	37,200
Debt issued designated at fair value, undiscounted cash flows	[1],[7]	21,900	21,300
Other financial liabilities designated at fair value, undiscounted cash flows	[1]	27,900	34,000
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	[1]	283,200	244,000
Total financial liabilities, undiscounted cash flows	[1]	858,500	720,100
Guarantees, commitments and forward starting transactions
Loan commitments	[8]	40,500	26,800
Guarantees		17,500	19,100
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	[8]	3,200	1,600
Total		61,300	47,500
Due within 1 month | Loan commitments and forward starting reverse repurchase agreements
Guarantees, commitments and forward starting transactions
Notional amounts of derivatives		31,300	26,600
Due between 1 and 3 months
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	[1]	2,400	300
Payables from securities financing transactions, undiscounted cash flows	[1]	400	100
Customer deposits, undiscounted cash flows	[1]	6,600	16,100
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	8,300	5,300
Other financial liabilities measured at amortized cost, undiscounted cash flows	[1]	100	100
of which: lease liabilities, undiscounted cash flow	[1]	100	100
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	17,900	22,000
Debt issued designated at fair value, undiscounted cash flows	[1],[7]	16,800	17,400
Other financial liabilities designated at fair value, undiscounted cash flows	[1]	600	400
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	[1]	17,400	17,800
Total financial liabilities, undiscounted cash flows	[1]	35,300	39,900
Guarantees, commitments and forward starting transactions
Loan commitments	[8]	500	500
Total		500	500
Due between 3 and 12 months
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	[1]	2,100	400
Payables from securities financing transactions, undiscounted cash flows	[1]	300	300
Customer deposits, undiscounted cash flows	[1]	3,500	7,300
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	41,900	30,500
Other financial liabilities measured at amortized cost, undiscounted cash flows	[1]	500	500
of which: lease liabilities, undiscounted cash flow	[1]	500	500
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	48,200	38,900
Debt issued designated at fair value, undiscounted cash flows	[1],[7]	7,100	9,500
Other financial liabilities designated at fair value, undiscounted cash flows	[1]	600	500
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	[1]	7,700	9,900
Total financial liabilities, undiscounted cash flows	[1]	56,000	48,800
Guarantees, commitments and forward starting transactions
Loan commitments	[8]	400	300
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	[8]		0
Total		400	300
Due between 1 and 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	[1]	500	500
Payables from securities financing transactions, undiscounted cash flows	[1]	0
Customer deposits, undiscounted cash flows	[1]	1,800	2,500
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	53,700	46,300
Other financial liabilities measured at amortized cost, undiscounted cash flows	[1]	2,000	2,000
of which: lease liabilities, undiscounted cash flow	[1]	2,000	2,000
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	58,000	51,300
Debt issued designated at fair value, undiscounted cash flows	[1],[7]	9,200	12,700
Other financial liabilities designated at fair value, undiscounted cash flows	[1]	700	400
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	[1]	9,900	13,100
Total financial liabilities, undiscounted cash flows	[1]	67,900	64,500
Guarantees, commitments and forward starting transactions
Loan commitments	[8]	0	0
Total		0	0
Due after 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	[1]	0	0
Payables from securities financing transactions, undiscounted cash flows	[1]	0	0
Customer deposits, undiscounted cash flows	[1]	200	0
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	35,600	36,000
Other financial liabilities measured at amortized cost, undiscounted cash flows	[1]	1,800	2,000
of which: lease liabilities, undiscounted cash flow	[1]	1,800	2,000
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	37,700	38,100
Debt issued designated at fair value, undiscounted cash flows	[1],[7]	9,500	7,600
Other financial liabilities designated at fair value, undiscounted cash flows	[1]	1,100	900
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	[1]	10,600	8,500
Total financial liabilities, undiscounted cash flows	[1]	48,300	46,600
Guarantees, commitments and forward starting transactions
Total		0	0
UBS AG
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	[1]	11,100	6,600
Payables from securities financing transactions, undiscounted cash flows	[1]	6,300	7,800
Cash collateral payables on derivative instruments, undiscounted cash flows	[1]	37,300	31,400
Customer deposits, undiscounted cash flows	[1]	528,200	451,200
Funding from UBS Group AG and its subsidiaries, undiscounted cash flows	[1],[2]	60,500	56,200
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	88,200	66,500
Other financial liabilities measured at amortized cost, undiscounted cash flows	[1]	9,600	9,600
of which: lease liabilities, undiscounted cash flow	[1]	4,400	4,500
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	741,300	629,300
Financial liabilities at fair value held for trading	[1],[3],[4]	33,595	30,591
Derivative financial instruments	[1],[3],[6],[9]	161,102	120,880
Brokerage payables designated at fair value, undiscounted cash flows	[1]	38,700	37,200
Debt issued designated at fair value, undiscounted cash flows	[1],[7]	61,000	68,000
Other financial liabilities designated at fair value, undiscounted cash flows	[1]	34,300	36,100
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	[1]	328,800	292,900
Total financial liabilities, undiscounted cash flows	[1]	1,070,000	922,200
Guarantees, commitments and forward starting transactions
Loan commitments	[8]	41,400	27,500
Guarantees		17,500	19,100
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	[8]	3,200	1,700
Total		62,200	48,300
Trading portfolio liabilities contractually due within one month		32,600	30,000
Trading portfolio liabilities contractually due between one month and one year		1,000	600
Trading portfolio liabilities contractually due between 1 and 5 years		0	0
UBS AG | Measured At Fair Value [Member]
Guarantees, commitments and forward starting transactions
Loan commitments and forward starting reverse repurchase agreements classified as derivatives		32	0
UBS AG | Due within 1 month
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	[1]	6,100	5,400
Payables from securities financing transactions, undiscounted cash flows	[1]	5,600	7,400
Cash collateral payables on derivative instruments, undiscounted cash flows	[1]	37,300	31,400
Customer deposits, undiscounted cash flows	[1]	514,000	423,900
Funding from UBS Group AG and its subsidiaries, undiscounted cash flows	[1],[2]	100	0
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	8,800	4,300
Other financial liabilities measured at amortized cost, undiscounted cash flows	[1]	5,300	5,200
of which: lease liabilities, undiscounted cash flow	[1]	100	100
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	577,200	477,600
Financial liabilities at fair value held for trading	[1],[3],[4]	33,600	30,600
Derivative financial instruments	[1],[3],[6]	161,100	120,900
Brokerage payables designated at fair value, undiscounted cash flows	[1]	38,700	37,200
Debt issued designated at fair value, undiscounted cash flows	[1],[7]	21,900	21,300
Other financial liabilities designated at fair value, undiscounted cash flows	[1]	27,900	34,000
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	[1]	283,200	244,000
Total financial liabilities, undiscounted cash flows	[1]	860,300	721,600
Guarantees, commitments and forward starting transactions
Loan commitments	[8]	40,500	26,800
Guarantees		17,500	19,100
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	[8]	3,200	1,600
Total		61,300	47,500
UBS AG | Due within 1 month | Loan commitments and forward starting reverse repurchase agreements
Guarantees, commitments and forward starting transactions
Notional amounts of derivatives		31,300	26,600
UBS AG | Due between 1 and 3 months
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	[1]	2,400	300
Payables from securities financing transactions, undiscounted cash flows	[1]	400	100
Customer deposits, undiscounted cash flows	[1]	7,800	16,500
Funding from UBS Group AG and its subsidiaries, undiscounted cash flows	[1],[2]	300	200
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	7,800	4,700
Other financial liabilities measured at amortized cost, undiscounted cash flows	[1]	100	100
of which: lease liabilities, undiscounted cash flow	[1]	100	100
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	18,900	22,000
Debt issued designated at fair value, undiscounted cash flows	[1],[7]	16,800	17,400
Other financial liabilities designated at fair value, undiscounted cash flows	[1]	600	400
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	[1]	17,400	17,800
Total financial liabilities, undiscounted cash flows	[1]	36,300	39,900
Guarantees, commitments and forward starting transactions
Loan commitments	[8]	500	500
Total		500	500
UBS AG | Due between 3 and 12 months
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	[1]	2,100	400
Payables from securities financing transactions, undiscounted cash flows	[1]	300	300
Customer deposits, undiscounted cash flows	[1]	3,500	7,300
Funding from UBS Group AG and its subsidiaries, undiscounted cash flows	[1],[2]	6,200	2,300
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	38,200	27,800
Other financial liabilities measured at amortized cost, undiscounted cash flows	[1]	500	500
of which: lease liabilities, undiscounted cash flow	[1]	500	500
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	50,700	38,500
Debt issued designated at fair value, undiscounted cash flows	[1],[7]	7,100	9,500
Other financial liabilities designated at fair value, undiscounted cash flows	[1]	600	500
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	[1]	7,700	9,900
Total financial liabilities, undiscounted cash flows	[1]	58,400	48,400
Guarantees, commitments and forward starting transactions
Loan commitments	[8]	400	300
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	[8]		0
Total		400	300
UBS AG | Due between 1 and 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	[1]	500	500
Customer deposits, undiscounted cash flows	[1]	2,800	3,500
Funding from UBS Group AG and its subsidiaries, undiscounted cash flows	[1],[2]	29,100	29,000
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	24,500	20,700
Other financial liabilities measured at amortized cost, undiscounted cash flows	[1]	2,000	1,900
of which: lease liabilities, undiscounted cash flow	[1]	2,000	1,900
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	58,800	55,600
Debt issued designated at fair value, undiscounted cash flows	[1],[7]	9,200	12,700
Other financial liabilities designated at fair value, undiscounted cash flows	[1]	700	400
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	[1]	9,800	13,100
Total financial liabilities, undiscounted cash flows	[1]	68,600	68,700
Guarantees, commitments and forward starting transactions
Loan commitments	[8]	0	0
Total		0	0
UBS AG | Due after 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	[1]	0	0
Payables from securities financing transactions, undiscounted cash flows	[1]	0	0
Customer deposits, undiscounted cash flows	[1]	200	0
Funding from UBS Group AG and its subsidiaries, undiscounted cash flows	[1],[2]	24,800	24,600
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	8,900	9,000
Other financial liabilities measured at amortized cost, undiscounted cash flows	[1]	1,800	2,000
of which: lease liabilities, undiscounted cash flow	[1]	1,800	2,000
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	35,800	35,600
Debt issued designated at fair value, undiscounted cash flows	[1],[7]	6,000	7,100
Other financial liabilities designated at fair value, undiscounted cash flows	[1]	4,600	900
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	[1]	10,600	8,000
Total financial liabilities, undiscounted cash flows	[1]	46,400	43,600
Guarantees, commitments and forward starting transactions
Total		$ 0	$ 0

[1]
Except for financial liabilities at fair value held for trading and derivative financial instruments (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments

[2]	The time-bucket Due after 5 years includes perpetual loss-absorbing additional tier 1 capital instruments.
[3]	Carrying amount is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out.
[4]
Contractual maturities of financial liabilities at fair value held for trading are: USD 32.6 billion due within 1 month (2019: USD 30 billion), USD 1.0 billion due between 1 month and 1 year (2019: USD 0.6 billion) and USD 0 billion due between 1 and 5 years (2019: USD 0 billion). 5 Includes USD 32 million (2019: 0 million) related to fair values of derivative loan commitments and forward starting reverse repurchase agreements classified as derivatives, presented within “Due within 1 month”. The full contractual committed amount of USD 31.3 billion (2019: USD 26.6 billion) is presented in Note 10 under notional amounts.

[5]
Derivative financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 22 for more information on netting arrangements.

[6]
Includes USD 32 million (2019: 0 million) related to fair values of derivative loan commitments and forward starting reverse repurchase agreements classified as derivatives, presented within “Due within 1 month”. The full contractual committed amount of USD 31.3 billion (2019: USD 26.6 billion) is presented in Note 10 under notional amounts.

[7]
Future interest payments on variable-rate liabilities are determined by reference to the applicable interest rate prevailing as of the reporting date. Future principal payments that are variable are determined by reference to the conditions existing at the reporting date.

[8]
Excludes derivative loan commitments and forward starting reverse repurchase agreements measured at fair value. The committed amounts of these instruments were previously presented in the former Note 34 (refer to the “Consolidated financial statements” section of the Annual Report 2019 for more information). Starting with this report, they are presented in Note 10 under notional amounts and prior-period information in this table has been amended to ensure comparability.

[9]
Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.